Document And Entity Information	May 21, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Document Period End Date	May 21, 2025
Entity Registrant Name	HEARTSCIENCES INC.
Entity Central Index Key	0001468492
Entity Emerging Growth Company	true
Entity File Number	001-41422
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	26-1344466
Entity Address, Address Line One	550 Reserve Street, Suite 360
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	682
Local Phone Number	237-7781
Entity Information, Former Legal or Registered Name	n/a
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	HSCS
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	HSCSW
Security Exchange Name	NASDAQ